SEMI-ANNUAL REPORT
                                  (UNAUDITED)



                               November 30, 2001



                              [AMIDEX LOGO OMITTED]



                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                                 1-888-876-3566



--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
                                                                            Page
                                                                             No.
                                                                            ----
Schedule of Investments..................................................   1-6
Statements of Assets and Liabilities..........................................7
Statements of Operations......................................................8
Statements of Changes in Net Assets...........................................9
Financial Highlights......................................................10-13
Notes to Financial Statements.............................................14-19

AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX35[TRADEMARK] FUND                                     SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2001 (UNAUDITED)

                                                                       MARKET
                                                           SHARES       VALUE
                                                           ------   ------------

COMMON STOCK -- 99.05%

BANKING AND INSURANCE -- 12.73%
Bank Hapoalim Ltd. ...................................    268,428   $   548,407
Bank Leumi Le-Israel .................................    304,216       558,293
Israel Discount Bank* ................................    189,310       143,260
Migdal Insurance Holdings Ltd. .......................    223,616       253,304
                                                                    -----------
                                                                      1,503,264
                                                                    -----------

CHEMICALS -- 2.13%
Israel Chemicals Ltd. ................................    247,835       250,885
                                                                    -----------

COMPUTER SOFTWARE AND SERVICES -- 33.88%
Amdocs Ltd.* .........................................     44,203     1,461,793
Backweb Technologies Ltd.* ...........................      7,219        12,290
Check Point Software Technologies* ...................     48,795     1,868,849
Constellation 3D, Inc.* ..............................      9,600         7,872
DSP Group, Inc.* .....................................      5,505       122,817
Mercury Interactive Corp.* ...........................     17,086       526,078
                                                                    -----------
                                                                      3,999,699
                                                                    -----------

DIGITAL AUDIO -- 1.15%
AudioCodes Ltd.* .....................................      8,970        35,162
Zoran Corp.* .........................................      2,900       100,775
                                                                    -----------
                                                                        135,937
                                                                    -----------

DIGITAL IMAGING -- 4.69%
Creo Products, Inc.* .................................      9,900       118,602
Electronics for Imaging, Inc.* .......................     12,128       266,088
Orbotech Ltd.* .......................................      6,682       168,453
                                                                    -----------
                                                                        553,143
                                                                    -----------

DIVERSIFIED HOLDINGS -- 11.72%
Clal Industries & Investments* .......................     38,251       204,992
Clal Insurance Enterprise Holdings Ltd. ..............     10,256       154,062
Discount Investment Corp.* ...........................      9,860       305,309
IDB Development Corp. Ltd. ...........................     12,329       336,333
IDB Holding Corp. Ltd. ...............................      7,690       194,162
Israel Corp. Ltd. ....................................      1,005       106,864
Koor Industries Ltd. .................................     13,936        82,501
                                                                    -----------
                                                                      1,384,223
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX35[TRADEMARK] FUND                                     SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2001 (UNAUDITED)

                                                                       MARKET
                                                           SHARES       VALUE
                                                           ------   ------------

PHARMACEUTICALS -- 13.45%
Teva Pharmaceutical Industries Ltd. ADR ..............     27,154   $ 1,588,509
                                                                    -----------

TELECOMMUNICATIONS -- 19.30%
Alvarion Ltd. ........................................      6,200        20,460
Bezeq Israeli Telecommunications Corp. Ltd. ..........    514,690       678,327
Comverse Technology, Inc.* ...........................     35,277       754,575
ECI Telecom Ltd. .....................................     19,158        90,043
Gilat Satellite Networks Ltd.* .......................      4,057        14,686
NDS Group Plc* .......................................     11,000       225,390
Nice Systems Ltd.* ...................................      2,500        42,700
Partner Communications* ..............................     37,000       226,440
Terayon Corp.* .......................................     12,300       148,338
Ulticom, Inc.* .......................................      7,800        78,156
                                                                    -----------
                                                                      2,279,115
                                                                    -----------
TOTAL COMMON STOCK (COST $21,382,702) ................               11,694,775
                                                                    -----------
SHORT-TERM INVESTMENTS -- 1.20%
Star Bank Treasury Money Market Fund (Cost $141,928)..                  141,928
                                                                    -----------

TOTAL INVESTMENTS (COST $21,524,630) -- 100.25% ......               11,836,703
OTHER LIABILITIES IN EXCESS OF ASSETS -- (.25)% ......                  (29,477)
                                                                    -----------
NET ASSETS -- 100% ...................................              $11,807,226
                                                                    ===========

* Non-income producing security.

ADR -- American Depository Receipt



    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX[TRADEMARK] ISRAEL TECHNOLOGY FUND                      SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2001 (UNAUDITED)

                                                                       MARKET
                                                           SHARES       VALUE
                                                           ------   ------------
COMMON STOCK -- 91.10%

BIOTECHNOLOGY & MEDICAL SYSTEMS -- 22.06%
Bio-Technology General Corp. .........................     14,100    $  118,158
Compugen Ltd. ........................................      5,700        18,012
Keryx Biopharmaceuticals, Inc. .......................      4,600        30,130
Lumenis Ltd. .........................................      7,000       136,150
Pharmos Corp. ........................................     12,500        28,375
                                                                     ----------
                                                                        330,825
                                                                     ----------

COMPUTER PRODUCTS -- 13.55%
Camtek Ltd. ..........................................      5,000        14,750
Electric Fuel Corp. ..................................      5,500         9,350
Jacada Ltd. ..........................................      4,200        13,272
Medis Technologies Ltd. ..............................      4,200        30,660
M-Systems Flash Disk Pioneers Ltd. ...................      6,600        66,000
NUR Macroprinters Ltd. ...............................      3,400        11,390
Scitex Corp. Ltd. ....................................     11,000        46,750
TTR Technologies, Inc. ...............................      6,000        10,980
                                                                     ----------
                                                                        203,152
                                                                     ----------

COMPUTER SOFTWARE -- 17.68%
Formula Systems Ltd.* ................................      2,300        35,650
Fundtech Ltd. ........................................      3,100        13,888
Level 8 Systems, Inc. ................................      4,300         7,439
Magic Software Enterprises Ltd. ......................      7,100        10,867
Precise Software Solutions Ltd. ......................      6,600       127,710
Retalix Ltd. .........................................      2,700        42,093
Tecnomatic Technologies Ltd...........................      2,200        27,478
                                                                     ----------
                                                                        265,125
                                                                     ----------

ELECTRONIC DESIGN AUTOMATION -- 4.87%
Innoveda, Inc. .......................................     10,000        10,200
Versity Ltd. .........................................      4,500        62,865
                                                                     ----------
                                                                         73,065
                                                                     ----------

INTERNET INFRASTRUCTURE & APPLICATIONS -- 6.49%
LanOptics Ltd. .......................................      1,500         9,345
Optibase Ltd. ........................................      2,600         7,332
RADVision Ltd. .......................................      4,800        40,080
RADWARE Ltd. .........................................      3,600        40,533
                                                                     ----------
                                                                         97,290
                                                                     ----------

    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX[TRADEMARK] ISRAEL TECHNOLOGY FUND                      SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2001 (UNAUDITED)

                                                                       MARKET
                                                           SHARES       VALUE
                                                           ------    -----------
OFFICE AUTOMATION -- 11.62%
Indigo NV ............................................     24,200    $  174,240
                                                                     ----------

SEMICONDUCTORS -- 4.13%
Metalink Ltd. ........................................      5,800        27,376
Nova Measuring Instruments Ltd. ......................      4,600        16,100
Tower Semiconductor Ltd. .............................      3,000        18,420
                                                                     ----------
                                                                         61,896
                                                                     ----------

TELECOMMUNICATIONS -- 10.70%
Ceragon Networks Ltd. ................................      6,500        19,760
Ectel Ltd. ...........................................      4,050        68,040
TTI Team Telecom International Ltd. ..................      2,500        59,250
Vyyo, Inc. ...........................................      9,000        13,410
                                                                     ----------
                                                                        160,460
                                                                     ----------

TOTAL COMMON STOCK (COST $1,872,865) .................                1,366,053
                                                                     ----------
SHORT-TERM INVESTMENTS -- 8.91%
Star Bank Treasury Money Market Fund (Cost $133,644)..                  133,644
                                                                     ----------

TOTAL INVESTMENTS (COST $2,006,509) -- 100.1% ........                1,499,697
OTHER LIABILITIES IN EXCESS OF ASSETS -- (.01)% ......                     (153)
                                                                     ----------
NET ASSETS -- 100% ...................................               $1,499,544
                                                                     ==========
* Non-income producing security.


    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX[TRADEMARK] CANCER INNOVATIONS & HEALTHCARE FUND        SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2001 (UNAUDITED)

                                                                         MARKET
                                                           SHARES        VALUE
                                                           ------      ---------
COMMON STOCK -- 89.22%

BIOTECHNOLOGY & THERAPEUTICS -- 43.12%
Abgenix, Inc. ........................................        200      $  7,200
Beckman Coulter, Inc.* ...............................        100         4,190
Biogen, Inc. .........................................        300        17,673
Celgene Corp. ........................................        200         6,978
Cell Therapeutics, Inc. ..............................        100         2,736
Celltech Group PLC ...................................        300         7,650
Chiron Corp. .........................................        400        17,368
Enzon, Inc. ..........................................        100         5,861
Genentech, Inc. ......................................      1,100        63,195
Genzyme Corp. ........................................        400        21,848
Gilead Sciences, Inc. ................................        200        14,442
Human Genome Sciences, Inc. ..........................        300        12,753
ICN Pharmaceuticals, Inc.* ...........................        200         5,956
IDEC Pharmaceuticals Corp. ...........................        300        21,090
ILEX Oncology, Inc. ..................................        100         2,615
ImClone Systems, Inc. ................................        200        14,400
Immunex Corp. ........................................      1,100        29,700
Immunomedics, Inc. ...................................        100         2,380
Medarex, Inc. ........................................        200         4,648
MedImmune, Inc. ......................................        400        17,616
Millennium Pharmaceuticals, Inc. .....................        500        17,045
Myriad Genetrics, Inc. ...............................        100         5,689
Protein Design Labs, Inc. ............................        200         7,538
QLT, Inc. ............................................        100         2,142
Sicor, Inc. ..........................................        200         3,376
Tularik, Inc. ........................................        100         2,352
Vertex Pharmaceuticals, Inc. .........................        200         5,060
                                                                       --------
                                                                        323,501
                                                                       --------

MEDICAL PRODUCTS -- 3.46%
Amersham PLC-ADR* ....................................        300        14,160
Cytyc Corp. ..........................................        200         4,888
Varian Medical Systems, Inc.* ........................        100         6,900
                                                                       --------
                                                                         25,948
                                                                       --------

    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX[TRADEMARK] CANCER INNOVATIONS & HEALTHCARE FUND        SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2001 (UNAUDITED)

                                                                         MARKET
                                                           SHARES        VALUE
                                                           ------      ---------
PHARMACEUTICALS -- 42.64%
Abbott Laboratories* .................................        300      $ 16,500
American Home Products Corp.* ........................        300        18,030
Amgen, Inc. ..........................................        200        13,286
AstraZeneca PLC-ADR* .................................        400        18,180
Aventis ADR ..........................................        200        13,902
Bristol-Myers Squibb Co.* ............................        400        21,504
Elan Corp. PLC-ADR ...................................        100         4,422
Eli Lilly & Co.* .....................................        200        16,534
GlaxoSmithKline PLC-ADR* .............................        600        30,486
Johnson & Johnson ....................................        600        34,950
Merck & Co., Inc.* ...................................        500        33,875
Novartis AG-ADR* .....................................        500        17,880
Pfizer, Inc.* ........................................      1,300        56,303
Pharmacia Corp.* .....................................        300        13,320
Schering-Plough Corp.* ...............................        300        10,719
                                                                       --------
                                                                        319,891
                                                                       --------

TOTAL COMMON STOCK (COST $648,454) ...................                  669,340
                                                                       --------

SHORT-TERM INVESTMENTS -- 10.82%
Star Bank Treasury Money Market Fund (Cost $81,128)                      81,128
                                                                       --------

TOTAL INVESTMENTS (COST $729,582) -- 100.4% ..........                  750,468
OTHER LIABILITIES IN EXCESS OF ASSETS -- (.04)% ......                     (270)
                                                                       --------
NET ASSETS -- 100% ...................................                 $750,198
                                                                       ========

* Non-income producing security.

ADR -- American Depository Receipt



    The accompanying notes are an integral part of the financial statements.


AMIDEX[TRADEMARK] FUNDS, INC.                                                                 SEMI-ANNUAL REPORT
----------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2001 (UNAUDITED)

                                                                                                   AMIDEX*
                                                               AMIDEX 35*     AMIDEX* ISRAEL  CANCER INNOVATIONS
                                                              MUTUAL FUND     TECHNOLOGY FUND  & HEALTHCARE FUND
                                                              -----------     --------------- ------------------
ASSETS:
  Investments, at market (identified cost:
   $21,524,630, $2,006,509 and $729,582, respectively).....   $11,836,703      $  1,499,697       $750,468
  Cash ....................................................            --                --             --
  Receivables:
    Dividends .............................................         1,458                --            376
    Interest ..............................................           146               175            214
    Investments sold ......................................            --                --             --
    Fund shares sold ......................................         1,384             1,217             --
    Due from Advisor ......................................        22,159               124             --
                                                              -----------      ------------       --------
      Total assets ........................................    11,861,850         1,501,213        751,058
                                                              -----------      ------------       --------
LIABILITIES:
  Payables:
    Investment advisory fees ..............................         4,692               575            258
    Service fees ..........................................        13,607               806            315
    Distribution fees .....................................         4,535               288            143
    Fund shares redeemed ..................................        28,789                --             --
    Other liabilities .....................................         3,001                --            144
                                                              -----------      ------------       --------
      Total liabilities ...................................        54,624             1,669            860
                                                              -----------      ------------       --------
NET ASSETS ................................................   $11,807,226      $  1,499,544       $750,198
                                                              ===========      ============       ========
NET ASSETS CONSIST OF:
  Common stock ............................................   $       149      $         15       $      7
  Additional paid-in capital ..............................    23,215,851        23,135,870        729,431
  Accumulated realized loss on investments ................    (1,644,469)         (121,239)            --
  Net investment loss .....................................       (76,377)           (8,290)          (126)
  Net unrealized gain (loss) on investments ...............    (9,687,928)         (506,812)        20,886
                                                              -----------      ------------       --------
Total Net Assets (1,487,666, 220,975 and 72,941 shares
  outstanding, respectively; 500,000,000 shares of
  $0.0001 par value authorized) ...........................    11,807,226         1,499,544        750,198
                                                              ===========      ============       ========

NO-LOAD CLASS SHARES:
Net Assets applicable to 891,409 and 220,975 shares
  outstanding, respectively (Note 2) ......................   $ 7,934,234      $  1,499,544
                                                              ===========      ============

Net Asset Value, offering and redemption price per share...   $      8.90      $       6.79
                                                              ===========      ============

CLASS A SHARES:
Net Assets applicable to 445,333 and 72,941 shares
  outstanding, respectively (Note 2) ......................   $ 3,071,727                         $750,198
                                                              ===========                         ========
Net Asset Value and redemption price per share ............   $      6.90                         $  10.29
                                                              ===========                         ========
Offering price per share Class A ..........................   $      7.19                         $  10.89
                                                              ===========                         ========

CLASS C SHARES:
Net Assets applicable to 150,924 shares outstanding (Note 2)  $   801,265
                                                              ===========
Net Asset Value, offering and redemption price per share...   $      5.31
                                                              ===========



*[trademark]

    The accompanying notes are an integral part of the financial statements.


AMIDEX[TRADEMARK] FUNDS, INC.                                                                       SEMI-ANNUAL REPORT
----------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
NOVEMBER 30, 2001 (UNAUDITED)

                                                                                                        AMIDEX**
                                                              AMIDEX 35**       AMIDEX** ISRAEL     CANCER INNOVATIONS
                                                              MUTUAL FUND       TECHNOLOGY FUND     & HEALTHCARE FUND*
                                                                FOR THE             FOR THE            FOR THE
                                                             PERIOD ENDED        PERIOD ENDED        PERIOD ENDED
                                                           NOVEMBER 30, 2001   NOVEMBER 30, 2001   NOVEMBER 30, 2001
                                                           -----------------   -----------------   -----------------

INVESTMENT INCOME:
  Interest ............................................       $       940          $   1,382            $   214
  Dividends (net of foreign taxes: $21,110, 0 and 0,
    respectively) .....................................            66,116              1,359                376
                                                              -----------          ---------            -------
    Total investment income ...........................            67,056              2,741                590
                                                              -----------          ---------            -------
EXPENSES
  Investment advisory fees ............................            31,791              3,804                258
  Service fees ........................................            92,192              5,325                315
  Distribution fees - No-Load Class ...................            10,874              1,902                 --
  Distribution fees - Class A .........................             3,836                 --                143
  Distribution fees - Class C .........................             4,740                 --                 --
                                                              -----------          ---------            -------
    Total expenses ....................................           143,433             11,031                716
                                                              -----------          ---------            -------
  Net investment loss .................................           (76,377)            (8,290)              (126)
                                                              -----------          ---------            -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments ....................          (912,684)          (121,239)                --
  Net change in unrealized appreciation
    (depreciation) on investments .....................        (3,636,411)          (287,677)            20,886
                                                              -----------          ---------            -------
                                                               (4,549,095)          (408,916)            20,886
                                                              -----------          ---------            -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................       $(4,625,472)         $(417,206)           $20,760
                                                              ===========          =========            =======



*Fund commenced operations on November 1, 2001
**[trademark]


    The accompanying notes are an integral part of the financial statements.



AMIDEX[TRADEMARK] FUNDS, INC.                                                                SEMI-ANNUAL REPORT
---------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
PERIOD ENDED NOVEMBER 30, 2001 (UNAUDITED)

AMIDEX35[TRADEMARK] MUTUAL FUND                                            PERIOD ENDED       YEAR ENDED
                                                                        NOVEMBER 30, 2001    MAY 31, 2001
                                                                        -----------------    ------------
                                                                           (UNAUDITED)

INCREASE IN NET ASSETS
Operations:
  Net investment loss .................................................   $    (76,377)      $   (282,948)
  Net realized loss on investments ....................................       (912,684)          (799,971)
  Net change in unrealized depreciation on investments ................     (3,636,411)        (6,694,661)
                                                                          ------------       ------------
Net decrease in net assets resulting from operations ..................     (4,625,472)        (7,777,580)
                                                                          ------------       ------------

Distributions to shareholders from:
  Net realized gain
    No-load Class .....................................................             --           (178,261)
    Class A ...........................................................             --            (96,299)
    Class C ...........................................................             --            (32,365)
                                                                          ------------       ------------
Total Distributions ...................................................             --            306,925
                                                                          ------------       ------------
Increase (decrease) in net assets from Fund share transactions (Note 2)       (265,111)        13,117,476
                                                                          ------------       ------------
Total increase (decrease) in net assets ...............................     (4,890,583)         5,032,971
NET ASSETS:
  Beginning of period .................................................     16,697,809         11,664,838
                                                                          ------------       ------------
  End of period .......................................................   $ 11,807,226       $ 16,697,809
                                                                          ============       ============


AMIDEX[TRADEMARK] ISRAEL TECHNOLOGY FUND                                                      COMMENCEMENT
                                                                          PERIOD ENDED    OF OPERATIONS THROUGH
                                                                       NOVEMBER 30, 2001     MAY 31, 2001*
                                                                       -----------------  ---------------------
                                                                           (UNAUDITED)
INCREASE IN NET ASSETS
Operations:
  Net investment loss .................................................   $     (8,290)      $     (3,392)
  Net realized loss on investments ....................................       (121,239)                --
  Net change in unrealized depreciation on investments ................       (287,677)          (219,135)
                                                                          ------------       ------------
Net decrease in net assets resulting from operations ..................       (417,206)          (222,527)
                                                                          ------------       ------------
Increase in net assets from Fund share transactions (Note 2) ..........         42,023          2,097,254
                                                                          ------------       ------------
Total increase (decrease) in net assets ...............................       (375,183)         1,874,727
NET ASSETS:
  Beginning of period .................................................      1,874,727                 --
                                                                          ------------       ------------
  End of period .......................................................   $  1,499,544        $ 1,874,727
                                                                          ============        ===========

AMIDEX[TRADEMARK] CANCER INNOVATIONS & HEALTHCARE FUND                                        COMMENCEMENT
                                                                                         OF OPERATIONS THROUGH
                                                                                          NOVEMBER 30, 2001**
                                                                                         ---------------------
                                                                                              (UNAUDITED)
INCREASE IN NET ASSETS
Operations:
  Net investment loss ................................................................       $       (125)
  Net change in unrealized appreciation on investments ...............................             20,886
                                                                                             ------------
Net increase in net assets resulting from operations .................................             20,761
                                                                                             ------------

Increase in net assets from Fund share transactions (Note 2) .........................            729,437
                                                                                             ------------
Total increase in net assets .........................................................            750,198
NET ASSETS:
  Beginning of period ................................................................                 --
                                                                                             ------------
  End of period ......................................................................       $    750,198
                                                                                             ============

*Fund commenced operations on February 15, 2001.    **Fund commenced operations on November 1, 2001.

    The accompanying notes are an integral part of the financial statements.


AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX35[TRADEMARK] FUND                                                                                         SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
NOVEMBER 30, 2001
Per Share Data For a Share Outstanding Throughout Each Period

                                                     NO-LOAD CLASS                                    CLASS A
                                     --------------------------------------------- ------------------------------------------------
                                     FOR THE PERIOD  FOR THE YEAR  FOR THE PERIOD  FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
                                          ENDED         ENDED          ENDED            ENDED            ENDED          ENDED
                                      NOV. 30, 2001  MAY 31, 2001  MAY 31, 2001[1]  NOV. 30, 2001    MAY 31, 2001   MAY 31, 2001[2]
                                     --------------  ------------  --------------- --------------   ------------   --------------
                                       (UNAUDITED)                                   (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..........         $12.41         $17.05         $10.00          $ 9.62           $13.33         $ 9.60
                                         ------         ------         ------          ------           ------         ------
INVESTMENT OPERATIONS:
  Net investment loss ..........          (0.06)         (0.22)         (0.23)          (0.04)           (0.20)         (0.10)
  Net realized and unrealized
    gain (loss) on investments .          (3.45)         (4.22)          7.28           (2.68)           (3.31)          3.83
                                         ------         ------         ------          ------           ------         ------
    Total from investment
      operations ...............          (3.51)         (4.44)          7.05           (2.72)           (3.51)          3.73
                                         ------         ------         ------          ------           ------         ------
DISTRIBUTIONS:
  From net realized capital gain             --          (0.20)            --              --            (0.20)            --
                                         ------         ------         ------          ------           ------         ------
    Total distributions ........             --          (0.20)            --              --            (0.20)            --
                                         ------         ------         ------          ------           ------         ------

NET ASSET VALUE,
  END OF PERIOD ................         $ 8.90         $12.41         $17.05          $ 6.90           $ 9.62         $13.33
                                         ======         ======         ======          ======           ======         ======


TOTAL RETURN ...................         (28.28)%        26.37%         70.50%         (28.27)%         (26.75)%        38.85%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of
    period (in 000's) ..........         $7,934        $11,462        $10,981          $3,072           $3,930          $ 645
  Ratio of expenses to average
    net assets .................           2.20%[6]       2.20%          2.85%[6]        2.20%[6]         2.20%          2.70%[6]
  Ratio of net investment loss
    to average net assets ......          (1.15)%[6]     (1.36)%        (1.50)%[6]      (1.16)%[6]       (1.60)%        (1.48)%[6]
  Portfolio turnover rate ......           8.51%         41.60%         18.16%           8.51%           41.60%         18.16%


    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX35[TRADEMARK] FUND                                     SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
NOVEMBER 30, 2001
Per Share Data For a Share Outstanding Throughout Each Period (continued)

                                                     CLASS C
                                  ----------------------------------------------
                                  FOR THE PERIOD  FOR THE YEAR  FOR THE PERIOD
                                       ENDED          ENDED          ENDED
                                   NOV. 30, 2001  MAY 31, 2001  MAY 31, 2001[3]
                                  --------------  ------------  ---------------
                                    (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..........      $  7.43        $10.42        $10.00
                                      -------        ------        ------
INVESTMENT OPERATIONS:
    Net investment loss ........        (0.05)        (0.23)        (0.01)
    Net realized and unrealized
      gain (loss) on investments        (2.07)        (2.56)         0.43
                                      -------        ------        ------
      Total from investment
        operations .............        (2.12)        (2.79)         0.42
                                      -------        ------        ------
DISTRIBUTIONS:
  From net realized capital gain           --         (0.20)           --
                                      -------        ------        ------
    Total distributions ........           --         (0.20)           --
                                      -------        ------        ------
NET ASSET VALUE,
  END OF PERIOD ................      $  5.31        $ 7.43        $10.42
                                      =======        ======        ======

TOTAL RETURN ...................       (28.53)%      (27.32)%        4.20%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of
    period (in 000's) ..........      $   801        $1,305        $   38
  Ratio of expenses to average
    net assets .................         2.96%[6]      2.95%         2.51%[6]
  Ratio of net investment loss
    to average net assets ......        (1.86)%[6]    (2.39)%       (2.14)%[6]
  Portfolio turnover rate ......         8.51%        41.60%        18.16%

1 The AMIDEX35[TRADEMARK] Mutual Fund No-load Class shares commenced operations on June 8, 1999.
2 The AMIDEX35[TRADEMARK] Mutual Fund Class A shares commenced operations on
  November 19, 1999.
3 The AMIDEX35[TRADEMARK] Mutual Fund Class C shares commenced operations on
  May 19, 2000.
4 The AMIDEX[TRADEMARK] Israel Technology Fund commenced operations on
  February 15, 2001.
5 The AMIDEX[TRADEMARK] Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.
6 Annualized

    The accompanying notes are an integral part of the financial statements.


AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX[TRADEMARK] ISRAEL TECHNOLOGY FUND                                  SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
NOVEMBER 30, 2001
Per Share Data For a Share Outstanding Throughout Each Period

                                                        FOR THE PERIOD      FOR THE PERIOD
                                                            ENDED               ENDED
                                                        NOV. 30, 2001       MAY 31, 2001[4]
                                                        -------------       ---------------
                                                          (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD ..................    $ 8.72               $10.00
                                                           ------               ------
INVESTMENT OPERATIONS:
  Net investment loss .................................     (0.04)               (0.02)
  Net realized and unrealized loss on investments .....     (1.89)               (1.26)
                                                           ------               ------
    Total from investment operations ..................     (1.93)               (1.28)
                                                           ------               ------
NET ASSET VALUE, END OF PERIOD ........................    $ 6.79               $ 8.72
                                                           ======               ======
TOTAL RETURN ..........................................    (22.13)%             (12.80)%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ................    $1,500               $1,875
  Ratio of expenses to average net assets .............      1.45%[6]             1.45%[6]
  Ratio of net investment loss to average net assets ..     (1.13)%[6]           (0.70)%[6]
  Portfolio turnover rate .............................     19.17%                0.00%


1 The AMIDEX35[TRADEMARK] Mutual Fund No-load Class shares commenced operations on June 8, 1999.
2 The AMIDEX35[TRADEMARK] Mutual Fund Class A shares commenced operations on
  November 19, 1999.
3 The AMIDEX35[TRADEMARK] Mutual Fund Class C shares commenced operations on
  May 19, 2000.
4 The AMIDEX[TRADEMARK] Israel Technology Fund commenced operations on
  February 15, 2001.
5 The AMIDEX[TRADEMARK] Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.
6 Annualized


    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.
AMIDEX[TRADEMARK] CANCER INNOVATIONS & HEALTHCARE FUND        SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
NOVEMBER 30, 2001 (UNAUDITED)

                                                              FOR THE PERIOD
                                                                  ENDED
                                                            NOV. 30, 2001[5]
                                                            ----------------

NET ASSET VALUE, BEGINNING OF PERIOD ......................      $10.00
                                                                 ------
INVESTMENT OPERATIONS:
  Net investment loss .....................................          --
  Net realized and unrealized gain on investments .........        0.29
                                                                 ------
    Total from investment operations ......................        0.29
                                                                 ------

NET ASSET VALUE, END OF PERIOD ............................      $10.29
                                                                 ======

TOTAL RETURN ..............................................        2.90%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ....................       $ 750
  Ratio of expenses to average net assets .................        1.21%[6]
  Ratio of net investment loss to average net assets ......       (0.21)%[6]
  Portfolio turnover rate .................................        0.00%

1 The AMIDEX35[TRADEMARK] Mutual Fund No-load Class shares commenced operations on June 8, 1999.
2 The AMIDEX35[TRADEMARK] Mutual Fund Class A shares commenced operations on
  November 19, 1999.
3 The AMIDEX35[TRADEMARK] Mutual Fund Class C shares commenced operations on
  May 19, 2000.
4 The AMIDEX[TRADEMARK] Israel Technology Fund commenced operations on
  February 15, 2001.
5 The AMIDEX[TRADEMARK] Cancer Innovations & Healthcare Fund Class A shares commenced operations on November 1, 2001.
6 Annualized


    The accompanying notes are an integral part of the financial statements.

AMIDEX[TRADEMARK] FUNDS, INC.                                 SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2001 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMIDEX[TRADEMARK] Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of three portfolios, The AMIDEX35[TRADEMARK] Mutual Fund, The AMIDEX[TRADEMARK] Israel Technology Fund and the AMIDEX[TRADEMARK] Cancer Innovations and Healthcare Fund (each a "Fund" and collectively the "Funds"). The Funds are non-diversified Funds. The Company is registered as an open-end management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Funds are currently registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35[TRADEMARK] Fund, only No-load class in the AMIDEX[TRADEMARK] Israel Technology Fund and only Class A shares in the AMIDEX[TRADEMARK] Cancer Innovations and Healthcare Fund. The Funds' investment strategies are capital growth. The AMIDEX35[TRADEMARK] Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999. The AMIDEX[TRADEMARK] Israel Technology Fund became effective with the SEC on December 15, 2000 and commenced operations on February 15, 2001. The AMIDEX[TRADEMARK] Cancer Innovations and Healthcare Fund became effective with the SEC on August 1, 2001 and commenced operations on November 1, 2002.

     The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by TransNations Investments, LLC. (the "Advisor"). Accordingly, no organization costs have been recorded by the Funds.

     The following is a summary of significant accounting policies consistently followed by the Funds.

a) Investment Valuation -- Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.

b) Foreign Currency Translation -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

d) Distributions to Shareholders -- Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

e) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

AMIDEX[TRADEMARK] FUNDS, INC.                                 SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2001 (UNAUDITED)

f) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

g) Directors' Fees -- Certain directors of the Funds are also directors of the Advisor. The compensation of unaffiliated directors of the Funds is the responsibility of the Advisor. The unaffiliated directors of the Funds have decided to waive their fees incurred during the period ended November 30, 2001.

2.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of capital stock for The AMIDEX35[TRADEMARK] Fund for the period ended November 30, 2001 were as follows:

                                                              NO-LOAD
                                                    -------------------------
                                                     SHARES         AMOUNT
                                                     ------         ------
             Sold ................................   47,037        $ 421,731
             Redeemed ............................  (79,622)        (762,241)
                                                    -------        ---------
             Net Decrease ........................  (32,585)       $(340,510)
                                                    =======        =========


                                                              CLASS A
                                                    -------------------------
                                                     SHARES         AMOUNT
                                                     ------         ------
             Sold ................................   98,058        $ 652,778
             Redeemed ............................  (61,437)        (437,884)
                                                    -------        ---------
             Net Increase ........................   36,621        $ 214,934
                                                    =======        =========


                                                              CLASS C
                                                    -------------------------
                                                     SHARES         AMOUNT
                                                     ------         ------
             Sold ................................    1,163        $   5,489
             Redeemed ............................  (25,915)        (145,024)
                                                    -------        ---------
             Net Increase ........................  (24,752)       $(139,535)
                                                    =======        =========



     Transactions in shares of The AMIDEX[TRADEMARK] Israel Technology Fund for the period ended November 30, 2001 were as follows:

                                                              NO-LOAD
                                                    -------------------------
                                                     SHARES         AMOUNT
                                                     ------         ------
             Sold.................................   13,900        $  97,294
             Redeemed.............................   (7,840)         (55,272)
                                                    -------        ---------
             Net Increase.........................    6,060        $  42,022
                                                    =======        =========

AMIDEX[TRADEMARK] FUNDS, INC.                                 SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2001 (UNAUDITED)

     Transactions in shares of The AMIDEX[TRADEMARK] Cancer Innovations & Healthcare Fund for the period from October 31, 2001 to November 30, 2001 were as follows:

                                                              NO-LOAD
                                                   --------------------------
                                                     SHARES          AMOUNT
                                                     ------          ------
             Sold ................................   72,941        $  729,437
             Redeemed ............................       --                --
                                                   --------        ----------
             Net Increase ........................   72,941        $  729,437
                                                   ========        ==========

     Transactions in shares of The AMIDEX35[TRADEMARK] Fund for the year ended May 31, 2001 were as follows:

                                                              NO-LOAD
                                                   --------------------------
                                                     SHARES          AMOUNT
                                                     ------          ------
             Sold ................................  427,022        $7,462,050
             Reinvested ..........................   10,042           169,003
             Redeemed ............................ (157,245)       (2,423,717)
                                                   --------        ----------
             Net Increase ........................  279,819        $5,207,336
                                                   ========        ==========


                                                              CLASS A
                                                   --------------------------
                                                     SHARES         AMOUNT
                                                     ------         ------
             Sold ................................  581,090        $8,560,223
             Reinvested ..........................    4,644            60,840
             Redeemed ............................ (225,416)       (2,666,404)
                                                   --------        ----------
             Net Increase ........................  360,318        $5,954,659
                                                   ========        ==========


                                                              CLASS C
                                                   --------------------------
                                                     SHARES         AMOUNT
                                                     ------         ------
             Sold.................................  189,428        $2,107,946
             Reinvested...........................    1,008            10,241
             Redeemed.............................  (18,450)         (162,706)
                                                   --------        ----------
             Net Increase.........................  171,986        $1,955,481
                                                   ========        ==========

     Transactions in shares of The AMIDEX[TRADEMARK] Israel Technology Fund for the period from February 15, 2001 to May 31, 2001 were as follows:

                                                              NO-LOAD
                                                   --------------------------
                                                     SHARES          AMOUNT
                                                     ------          ------
             Sold.................................  217,699        $2,119,405
             Redeemed.............................   (2,784)          (22,151)
                                                   --------        ----------
             Net Increase.........................  214,915        $2,097,254
                                                   ========        ==========

AMIDEX[TRADEMARK] FUNDS, INC.                                 SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2001 (UNAUDITED)


     Transactions in shares of The AMIDEX35[TRADEMARK] Fund for the period ended May 31, 2000 were as follows:

                                                              NO-LOAD
                                                    -------------------------
                                                     SHARES          AMOUNT
                                                     ------          ------
             Sold.................................  766,786       $12,268,490
             Redeemed............................. (132,611)       (2,316,975)
                                                    -------       -----------
             Net Increase.........................  634,175       $ 9,951,515
                                                    =======       ===========


                                                             CLASS A
                                                    -------------------------
                                                     SHARES          AMOUNT
                                                     ------          ------
             Sold.................................   49,409       $   639,240
             Redeemed.............................   (1,014)          (12,791)
                                                    -------       -----------
             Net Increase.........................   48,395       $   626,449
                                                    =======       ===========


                                                             CLASS C
                                                    -------------------------
                                                     SHARES          AMOUNT
                                                     ------          ------
             Sold.................................    3,690       $    36,805
             Redeemed.............................       --                --
                                                    -------       -----------
             Net Increase.........................    3,690       $    36,805
                                                    =======       ===========


3.   INVESTMENT TRANSACTIONS

     For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation and net unrealized appreciation/(depreciation) of investments at November 30, 2001 for each Portfolio were as follows:


                                                                                  GROSS           GROSS          NET APPRECIATION/
                                                                 COST         APPRECIATION     DEPRECIATION       (DEPRECIATION)
                                                                 ----         ------------     ------------       --------------
AMIDEX35[TRADEMARK] Fund .............................        $21,524,630       $354,945       $(10,642,873)       $(9,687,928)
AMIDEX[TRADEMARK] Israel Technology Fund .............          2,006,508         98,859           (605,671)          (506,812)
AMIDEX[TRADEMARK] Cancer Innovations &
  Healthcare Fund ....................................            729,582         34,528            (13,642)            20,886


     For the period ended November 30, 2001, aggregate purchases and sales of investment securities (excluding short-term investments) for each Portfolio were as follows:


                                                                  PURCHASES        SALES
                                                                  ---------        -----
AMIDEX35[TRADEMARK] Fund ..................................      $1,881,256     $1,080,161
AMIDEX[TRADEMARK] Israel Technology Fund ..................         315,310        276,074
AMIDEX[TRADEMARK] Cancer Innovations & Healthcare Fund ....         648,454      7,379,347

AMIDEX[TRADEMARK] FUNDS, INC.                                 SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2001 (UNAUDITED)

4.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Funds have entered into an Advisory Agreement with TransNations Investments, LLC (the "Advisor") to provide investment management services to the Funds. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% for the AMIDEX35[TRADEMARK] Fund and the AMIDEX[TRADEMARK] Israel Technology Fund and 0.45% for the AMIDEX[TRADEMARK] Cancer Innovations & Healthcare Fund as applied to the Fund's daily net assets. For the period ended November 30, 2001, the Advisor earned advisory fees of $31,791 for the AMIDEX35[TRADEMARK] Fund, with $0 remaining payable at November 30, 2001. For the period ended November 30, 2001, the Advisor earned advisory fees of $3,804 for the AMIDEX[TRADEMARK] Israel Technology Fund, with $451 remaining payable at November 30, 2001. For the period ended November 30, 2001, the Advisor earned advisory fees of $258 for the AMIDEX[TRADEMARK] Cancer Innovations & Healthcare Fund, with $258 remaining payable at November 30, 2001.

     The Funds have entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Funds. Pursuant to the Servicing Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 1.45% for the AMIDEX35[TRADEMARK] Fund, 0.70% for the AMIDEX[TRADEMARK] Israel Technology Fund and 0.55% for the AMIDEX[TRADEMARK] Cancer Innovations & Healthcare Fund, applied to the Funds' daily net assets. For the period ended November 30, 2001, the Advisor earned Servicing Agreement fees of $92,192 from the AMIDEX35[TRADEMARK] Fund, with $13,607 remaining payable at November 30, 2001. For the period ended November 30, 2001, the Advisor earned Servicing Agreement fees from AMIDEX[TRADEMARK] Israel Technology Fund, of $5,325, with $806 remaining payable at November 30, 2001. For the period ended November 30, 2001, the Advisor earned Servicing Agreement fees from AMIDEX[TRADEMARK] Cancer Innovations & Healthcare Fund, of $315, with $315 remaining payable at November 30, 2001.

     The effect of the Advisory Agreement and the Servicing Agreement is to place a "cap" on the Funds' normal operating expenses at 1.95%, 1.20% and 1.00% for the AMIDEX35[TRADEMARK] Fund, the AMIDEX[TRADEMARK] Israel Technology Fund and the AMIDEX[TRADEMARK] Cancer Innovations & Healthcare Fund, respectively. The only other expenses incurred by the funds are distribution fees, brokerage fees, taxes, if any, legal fees relating to litigation, and other extraordinary expenses.

     The Funds and the Advisor have entered into an Investment Company Services Agreement (the "ICSA") with Declaration Service Company to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services.

     Recently, InCap Group, Inc. acquired Declaration Holdings Company, the parent organization of Declaration Service Company. InCap Group, Inc. acquired substantially all the assets of the organization, including the investment service agreement between the Fund, the Advisor and Declaration Service Company. It is anticipated that the investment service contract will be assigned to InCap Service Company by the end of the calendar year. There will be no material changes to the existing contract.

     The Funds and the Advisor have entered into a Distribution Agreement with Declaration Distributors, Inc. to provide distribution services to the Funds. Declaration Distributors, Inc. serves as underwriter/distributor of the Funds.

     Recently, InCap Group, Inc. acquired Declaration Holdings Company, the parent organization of Declaration Distributors, Inc. InCap Group acquired all the assets and liabilities of the organization, including the distribution agreement between the Fund, the Advisor and Declaration Distributors, Inc. It is anticipated that the distribution agreement will be assigned to InCap Distributors, Inc. by the end of the calendar year. There will be no material changes to the existing contract.

AMIDEX[TRADEMARK] FUNDS, INC.                                 SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2001 (UNAUDITED)

     A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Funds may pay a servicing or Rule 12b-1 fee of 0.25% annually of the Funds' average net assets attributable to each class of shares respectively and 1.00% annually of the Funds' average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Funds' shareholders. The distribution plan also allows the Funds to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds' shares, including personal services provided to prospective and existing shareholders. The distribution plans for the following classes of shares in the AMIDEX35[TRADEMARK] Fund Class A, the No-load class and the Class C shares took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. The distribution plan for the No-load class in the AMIDEX[TRADEMARK] Israel Technology Fund took effect February 15, 2001. The distribution plan for the Class C shares in the AMIDEX[TRADEMARK] Cancer Innovations & Healthcare Fund took effect October 31, 2001. For the period ended November 30, 2001, the AMIDEX35[TRADEMARK] Fund incurred $19,450 in 12b-1 fees. For the period ended November 30, 2001, the AMIDEX[TRADEMARK] Israel Technology Fund incurred $1,902 in 12b-1 fees. For the period ended November 30, 2001, the AMIDEX[TRADEMARK] Cancer Innovations & Healthcare Fund incurred $143 in 12b-1 fees.

5.   CONCENTRATION OF RISK

     The AMIDEX35[TRADEMARK] Fund and the AMIDEX[TRADEMARK] Israel Technology Fund invest exclusively in common stock of Israeli companies. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

     All investments in common stock held by AMIDEX[TRADEMARK] Israel Technology Fund and a large portion of such investments held by AMIDEX35[TRADEMARK] Fund are considered investments in a technology sector of the market. All investments in common stock held by AMIDEX[TRADEMARK] Cancer Innovations & Healthcare Fund are identified as belonging to the healthcare sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

                              FOR MORE INFORMATION




                               Visit our website:
                                 WWW.AMIDEX.COM




                                     Email:
                                INFO@AMIDEX.COM




                               Call us toll free:
                                 1-888-876-3566




                                     Mail:
                         AMIDEX[TRADEMARK] FUNDS, INC.
                             C/O INCAP GROUP, INC.
                           555 NORTH LANE, SUITE 6160
                             CONSHOHOCKEN, PA 19428